Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-38226
Entity Registrant Name	ALL IN FUTURETECH ALLIANCE, INC.
Entity Central Index Key	0001708341
Entity Tax Identification Number	82-1659427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	745 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	646
Local Phone Number	768-4240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIFA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false